FINANCIAL AND CAPITAL RISK MANAGEMENT - Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
OTHER CURRENT ASSETS
Current financial assets		¥ 44,510,076
Non-current financial assets		2,189,357
Total financial assets		46,699,433
Current financial liabilities		86,794,173
Non-current financial liabilities		41,058,764
Total financial liabilities		127,852,937
Financial liabilities at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial liabilities		89,426
Interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Current financial liabilities		62,981,070
Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT ASSETS
Current financial liabilities		11,363,236
Trade and notes payables
OTHER CURRENT ASSETS
Current financial liabilities		12,360,441
Financial liabilities included in other non-current liabilities
OTHER CURRENT ASSETS
Non-current financial liabilities		769,061
Long-term interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Non-current financial liabilities		40,289,703
Financial liabilities at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial liabilities		89,426
Total financial liabilities		89,426
Financial liabilities at fair value through profit or loss | Financial liabilities at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial liabilities		89,426
Financial liabilities at amortized cost
OTHER CURRENT ASSETS
Current financial liabilities		86,704,747
Non-current financial liabilities		41,058,764
Total financial liabilities		127,763,511
Financial liabilities at amortized cost | Interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Current financial liabilities		62,981,070
Financial liabilities at amortized cost | Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT ASSETS
Current financial liabilities		11,363,236
Financial liabilities at amortized cost | Trade and notes payables
OTHER CURRENT ASSETS
Current financial liabilities		12,360,441
Financial liabilities at amortized cost | Financial liabilities included in other non-current liabilities
OTHER CURRENT ASSETS
Non-current financial liabilities		769,061
Financial liabilities at amortized cost | Long-term interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Non-current financial liabilities		40,289,703
Trade and notes receivables
OTHER CURRENT ASSETS
Current financial assets		8,008,937
Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets		9,534
Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets		2,168,192
Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets		27,835,866
Other current assets
OTHER CURRENT ASSETS
Current financial assets		6,487,547
Available-for-sale financial investments
OTHER CURRENT ASSETS
Non-current financial assets		1,928,201
Other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets		261,156
Total financial assets	¥ 182,132	242,567
Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets		9,534
Total financial assets		9,534
Financial assets at fair value through profit or loss | Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets		9,534
Loans and receivables
OTHER CURRENT ASSETS
Current financial assets		44,500,542
Non-current financial assets		261,156
Total financial assets		44,761,698
Loans and receivables | Trade and notes receivables
OTHER CURRENT ASSETS
Current financial assets		8,008,937
Loans and receivables | Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets		2,168,192
Loans and receivables | Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets		27,835,866
Loans and receivables | Other current assets
OTHER CURRENT ASSETS
Current financial assets		6,487,547
Loans and receivables | Other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets		261,156
Financial assets available-for-sale
OTHER CURRENT ASSETS
Non-current financial assets		1,928,201
Total financial assets		1,928,201
Financial assets available-for-sale | Available-for-sale financial investments
OTHER CURRENT ASSETS
Non-current financial assets		¥ 1,928,201
The Group
OTHER CURRENT ASSETS
Current financial assets	34,288,138
Non-current financial assets	1,934,543
Total financial assets	36,222,681
Current financial liabilities	70,774,873
Non-current financial liabilities	55,048,445
Total financial liabilities	125,823,318
The Group | Financial liabilities at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial liabilities	1,766
The Group | Interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Current financial liabilities	47,513,582
The Group | Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT ASSETS
Current financial liabilities	9,251,925
The Group | Trade and notes payables
OTHER CURRENT ASSETS
Current financial liabilities	14,007,600
The Group | Financial liabilities included in other non-current liabilities
OTHER CURRENT ASSETS
Non-current financial liabilities	841,059
The Group | Long-term interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Non-current financial liabilities	54,207,386
The Group | Held for trading
OTHER CURRENT ASSETS
Current financial liabilities	1,766
Total financial liabilities	1,766
The Group | Held for trading | Financial liabilities at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial liabilities	1,766
The Group | Financial liabilities at amortized cost
OTHER CURRENT ASSETS
Current financial liabilities	70,773,107
Non-current financial liabilities	55,048,445
Total financial liabilities	125,821,552
The Group | Financial liabilities at amortized cost | Interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Current financial liabilities	47,513,582
The Group | Financial liabilities at amortized cost | Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT ASSETS
Current financial liabilities	9,251,925
The Group | Financial liabilities at amortized cost | Trade and notes payables
OTHER CURRENT ASSETS
Current financial liabilities	14,007,600
The Group | Financial liabilities at amortized cost | Financial liabilities included in other non-current liabilities
OTHER CURRENT ASSETS
Non-current financial liabilities	841,059
The Group | Financial liabilities at amortized cost | Long-term interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Non-current financial liabilities	54,207,386
The Group | Trade and notes receivables
OTHER CURRENT ASSETS
Current financial assets	8,100,532
The Group | Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets	16,141
The Group | Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets	2,165,288
The Group | Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets	19,130,652
The Group | Other current assets
OTHER CURRENT ASSETS
Current financial assets	4,875,525
The Group | Equity investments designated at fair value through other comprehensive income
OTHER CURRENT ASSETS
Non-current financial assets	1,729,825
The Group | Other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets	204,718
The Group | Held for trading
OTHER CURRENT ASSETS
Current financial assets	16,141
Total financial assets	16,141
The Group | Held for trading | Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets	16,141
The Group | Financial assets at amortized cost
OTHER CURRENT ASSETS
Current financial assets	34,271,997
Non-current financial assets	204,718
Total financial assets	34,476,715
The Group | Financial assets at amortized cost | Trade and notes receivables
OTHER CURRENT ASSETS
Current financial assets	8,100,532
The Group | Financial assets at amortized cost | Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets	2,165,288
The Group | Financial assets at amortized cost | Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets	19,130,652
The Group | Financial assets at amortized cost | Other current assets
OTHER CURRENT ASSETS
Current financial assets	4,875,525
The Group | Financial assets at amortized cost | Other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets	204,718
The Group | Equity investments designated at fair value through other comprehensive income
OTHER CURRENT ASSETS
Non-current financial assets	1,729,825
Total financial assets	1,729,825
The Group | Equity investments designated at fair value through other comprehensive income | Equity investments designated at fair value through other comprehensive income
OTHER CURRENT ASSETS
Non-current financial assets	¥ 1,729,825